Regulatory Capital (Schedule Regulatory Capital Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Amount	$ 83,615	$ 70,852
Tier I risk-based capital ratio: Actual Amount	83,615	70,852
Total risk-based capital ratio: Actual Amount	92,691	79,164
Leverage ratio: Actual Ratio	8.71%	8.08%
Tier I risk-based capital ratio: Actual Ratio	11.57%	10.74%
Total risk--based capital ratio: Actual Ratio	12.83%	11.99%
Leverage ratio: For Capital Adequacy Purposes Amount	38,405	35,084
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	28,900	26,400
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	57,799	52,800
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Amount	74,819	61,493
Tier I risk-based capital ratio: Actual Amount	74,819	61,493
Total risk-based capital ratio: Actual Amount	92,388	78,296
Leverage ratio: Actual Ratio	7.80%	7.02%
Tier I risk-based capital ratio: Actual Ratio	10.37%	9.33%
Total risk--based capital ratio: Actual Ratio	12.80%	11.88%
Leverage ratio: For Capital Adequacy Purposes Amount	38,381	35,058
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	28,874	26,373
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	57,747	52,747
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	47,976	43,823
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	43,310	39,560
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	$ 72,184	$ 65,933
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%